Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
State and local taxes, net of federal benefit					9.60%	3.50%	(1.60%)
Deferred rate change					0.90%	0.40%	(8.10%)
Correction of prior period items					0.00%	5.80%	0.00%
Depletion in excess of basis					15.00%	(1.70%)	(1.90%)
Section 199 deduction					1.70%	(0.20%)	(4.50%)
Release of valuation allowance on capital loss carryover					0.00%	(2.50%)	0.00%
Return to provision true-up					(20.60%)	0.00%	0.00%
Other					(0.70%)	0.20%	(1.40%)
Effective tax rate	39.20%	50.80%	648.00%	30.20%	40.90%	40.50%	17.50%